Shareholder Report	6 Months Ended
Jul. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Two Roads Shared Trust
Entity Central Index Key	0001552947
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
C000234954
Shareholder Report [Line Items]
Fund Name	Regents Park Hedged Market Strategy ETF
Trading Symbol	RPHS
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Regents Park Hedged Market Strategy ETF for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://regentsparkfunds.com/our-funds/regents-park-hedged-market-strategy-etf/?cb=2099. You can also request this information by contacting us at 1-866-866-4848.
Additional Information Phone Number	1-866-866-4848
Additional Information Website	https://regentsparkfunds.com/our-funds/regents-park-hedged-market-strategy-etf/?cb=2099
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Regents Park Hedged Market Strategy ETF	$38	0.75%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%
AssetsNet	$ 53,002,908
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 193,456
InvestmentCompanyPortfolioTurnover	56.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$53,002,908
Number of Portfolio Holdings	35
Advisory Fee	$193,456
Portfolio Turnover	56%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Corporate Bonds	33.5%
Purchased Options	2.3%
U.S. Government & Agencies	64.2%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	18.2%
Industrials	1.9%
Purchased Options	1.9%
Health Care	2.2%
Utilities	4.8%
Consumer Discretionary	7.0%
Financials	11.5%
U.S. Treasury Obligations	52.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Bill	52.5%
Southern Company (The)	2.1%
Air Canada	1.9%
Charles Schwab Corporation (The)	1.5%
Nissan Motor Acceptance Corporation	1.4%
General Motors Financial Company, Inc.	1.3%
CenterPoint Energy, Inc.	1.3%
Teva Pharmaceutical Finance Netherlands III BV	1.2%
Ford Motor Credit Company, LLC	1.2%
Bain Capital Specialty Finance, Inc.	1.2%